SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.